S000001275 [Member] Performance Management - U.S. GOVERNMENT SELECT PORTFOLIO	Nov. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]
The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio from year to year. As of the date of this Prospectus, Admin Shares had not commenced operations. Admin Shares would have similar annual returns when compared with Service Shares because each class is invested in the same portfolio of securities. The annual return of Service Shares would differ from those of Admin Shares only to the extent that that classes do not have the same expenses (i.e., because Admin Shares are estimated to have a higher total annual expense ratio than Service shares, the performance for Admin shares would be lower).
The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at www.northerntrust.com/united‑states/what‑we‑do/investment‑management/northern‑funds/funds‑and‑performance‑institutional or by calling 800‑637‑1380.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio from year to year.
Performance One Year or Less [Text]	As of the date of this Prospectus, Admin Shares had not commenced operations.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	As of the date of this Prospectus, Admin Shares had not commenced operations. Admin Shares would have similar annual returns when compared with Service Shares because each class is invested in the same portfolio of securities. The annual return of Service Shares would differ from those of Admin Shares only to the extent that that classes do not have the same expenses (i.e., because Admin Shares are estimated to have a higher total annual expense ratio than Service shares, the performance for Admin shares would be lower).
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS (SERVICE SHARES)*
Bar Chart Closing [Text Block]
* Year to date total return for the three months ended March 31, 2026 was 0.88%. For the periods shown in the bar chart above:

highest quarterly return	1.32%	fourth quarter of 2023
lowest quarterly return	0.00%	third quarter of 2020

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2025)
Performance Table Closing [Text Block]
The 7‑day yield for Service Shares of the Portfolio as of December 31, 2025: 3.66%. For the current 7‑day yield call 800‑637‑1380 or visit www.northerntrust.com/united‑states/what‑we‑do/investment‑management/northern‑funds/funds‑and‑performance‑institutional.

Money Market Seven Day Yield, Caption [Optional Text]	The 7‑day yield for Service Shares of the Portfolio as of December 31, 2025:
Money Market Seven Day Yield Phone	800‑637‑1380
Performance Availability Website Address [Text]	www.northerntrust.com/united‑states/what‑we‑do/investment‑management/northern‑funds/funds‑and‑performance‑institutional
Performance Availability Phone [Text]	800‑637‑1380
SERVICE SHARES
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to date total return
Bar Chart, Year to Date Return	0.88%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	1.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Sep. 30, 2020
Money Market Seven Day Yield	3.66%